As filed with the Securities and Exchange Commission on July 28, 2005

                           1933 Act File No. 333-61525
                           1940 Act File No. 811-08943

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
                       Pre-Effective Amendment No:                           [ ]
                       Post-Effective Amendment No: 15                       [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                Amendment No: 16

                       LEGG MASON LIGHT STREET TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

RICHARD M. WACHTERMAN, ESQ.                     ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated            Kirkpatrick & Lockhart Nicholson
100 Light Street                                Graham LLP
Baltimore, Maryland 21202                       1800 Massachusetts Avenue, N.W.
                                                Second Floor
                                                Washington, D.C. 20036-1221
(Name and address of agent for service)

It is proposed that this filing will become effective:

[ ]     Immediately upon filing pursuant to Rule 485(b)
[X]     On August 15, 2005 pursuant to Rule 485(b)
[ ]     60 days after filing pursuant to Rule 485 (a)(1)
[ ]     On , pursuant to Rule 485 (a)(1)
[ ]     75 days after filing pursuant to Rule 485(a)(2)
[ ]     On , pursuant to Rule 485(a)(2)

If  appropriate,  check the  following  box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                       Legg Mason Light Street Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Primary Class and Signature Class Prospectus
Legg Mason Classic Valuation Fund
Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed May 27, 2005, EDGAR Accession No. 0000898432-05-000460.

Part B - Statement of Additional Information
Legg Mason Classic Valuation Fund
Primary Class, Signature Class and Institutional Class Shares
Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed May 27, 2005, EDGAR Accession No. 0000898432-05-000460.

Part C - Other Information
Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed May 27, 2005, EDGAR Accession No. 0000898432-05-000460.

Signature Page

The sole purpose of this filing is to delay the effective date of the Registrant's Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission on May 27, 2005 to August 15, 2005.


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


                                 SIGNATURE PAGE

        Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, Legg Mason Light Street Trust, Inc., certifies that this Post-Effective Amendment No. 15 to its Registration Statement on Form N-1A meets all the requirements for effectiveness of under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 28th day of July 2005.


                                     LEGG MASON LIGHT STREET TRUST, INC.


                                     By:  /s/ Gregory T. Merz
                                         ----------------------------------
                                         Gregory T. Merz
                                         Vice President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated:



Signature                                   Title                         Date
---------                                   -----                         ----

/s/ John F. Curley, Jr.*              Chairman and Director           July 28, 2005
------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting*                  President (Principal Executive  July 28, 2005
------------------------              Officer) and Director
Mark R. Fetting

/s/ Ruby P. Hearn*                    Director                        July 28, 2005
--------------------
Ruby P. Hearn

/s/ Arnold L. Lehman*                 Director                        July 28, 2005
-----------------------
Arnold L. Lehman

/s/ Robin J.W. Masters*               Director                        July 28, 2005
-----------------------
Robin J.W. Masters

/s/ Jill E. McGovern*                 Director                        July 28, 2005
-------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman*                Director                        July 28, 2005
----------------------
Arthur S. Mehlman

/s/ G. Peter O'Brien*                 Director                        July 28, 2005
------------------------
G. Peter O'Brien

/s/ S. Ford Rowan *                   Director                        July 28, 2005
-------------------------
S. Ford Rowan

/s/ Robert M. Tarola *                Director                        July 28, 2005
--------------------------
Robert M. Tarola

/s/ Marie K. Karpinski                Vice President and Treasurer    July 28, 2005
-------------------------             (Principal Financial and
Marie K. Karpinski                    Accounting Officer)


* Signatures affixed by Richard M. Wachterman pursuant to a Power of Attorney dated November 11, 2004, a copy of which is filed herewith.

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


                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST          LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.          LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.          LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.      LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND        LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON GROWTH TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any
Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                      DATE
----------                                                     ----

/s/ John F. Curley, Jr.                                        November 11, 2004
----------------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                            November 11, 2004
----------------------------------------
Mark R. Fetting

/s/ Ruby P. Hearn                                              November 11, 2004
----------------------------------------
Ruby P. Hearn

/s/ Arnold L. Lehman                                           November 11, 2004
----------------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                                         November 11, 2004
----------------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                           November 11, 2004
----------------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                          November 11, 2004
----------------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                                         November 11, 2004
----------------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                           November 11, 2004
----------------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                              November 11, 2004
----------------------------------------
S. Ford Rowan

/s/ Robert M. Tarola                                           November 11, 2004
----------------------------------------
Robert M. Tarola







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